Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies
16.	Commitments and Contingencies

a)	Vessels under Construction

As at December 31, 2012, the Company was committed to the construction of four shuttle tankers, two LNG carriers and one FPSO unit, not including the Voyageur Spirit, for a total cost of approximately $1.8 billion, excluding capitalized interest and other miscellaneous construction costs. The four shuttle tankers are scheduled for delivery in mid-to-late 2013, the two LNG carriers are scheduled for delivery in 2016, and the FPSO unit is scheduled to be delivered in the first half of 2014. As at December 31, 2012, payments made towards these commitments totaled $686.0 million (excluding $26.0 million of capitalized interest and other miscellaneous construction costs). As at December 31, 2012, the remaining payments required to be made under these newbuilding contracts were $379.7 million (2013), $361.8 million (2014), $57.9 million (2015), and $270.2 million (2016).

b)	Joint Ventures

In September 2010, Teekay Tankers entered into a joint venture arrangement (the Joint Venture) with Wah Kwong Maritime Transport Holdings Limited (or Wah Kwong) to have a Very Large Crude Carrier (or VLCC) constructed, managed and chartered to third parties. Teekay Tankers has a 50% economic interest in the Joint Venture, which is jointly controlled by Teekay Tankers and Wah Kwong. The VLCC has an estimated purchase price of approximately $98 million (of which Teekay Tankers’ 50% portion is $49 million), excluding capitalized interest and other miscellaneous construction costs. The vessel is scheduled to be delivered in June, 2013. An unrelated party has agreed to time-charter the vessel following its delivery for a term of five years at a fixed daily rate and an additional amount if the daily rate of any sub-charter earned by the unrelated party exceeds a certain threshold.

As at December 31, 2012, the remaining payments required to be made under this newbuilding contract, including Wah Kwong’s 50% share, were $53.9 million in 2013. As at December 31, 2012, the Joint Venture had signed an agreement with a financial institution for a loan of $68.6 million, of which $19.6 million has been drawn. The loan is secured by a first-priority statutory mortgage on the VLCC and guaranteed by both Teekay Tankers and Wah Kwong. As a result, Teekay Tankers‘s exposure to this loan is limited to the 50% guarantee to the loan. This loan is repayable in 32 quarterly installments of $1.4 million each commencing three months after the initial post-delivery drawdown date and a balloon payment of $22.6 million at the maturity of the loan. In addition, Teekay Tankers and Wah Kwong have each agreed to finance 50% of the costs to acquire the VLCC that are not financed with commercial bank financing. As at December 31, 2012, the Company had advanced $9.8 million to the joint venture in the form of a non-interest bearing and unsecured loan and invested an additional $3.2 million into the joint venture.

c)	Purchase Obligation

As at December 31, 2012, the Company was committed to fund the remaining upgrade costs of the Voyageur Spirit in connection with the Sevan acquisition, for a total cost estimated to be between $140 million and $150 million. As at December 31, 2012, payments made towards these remaining upgrade costs totaled $129.6 million and the remaining payments required to be made are estimated to be between $10 million and $20 million in 2013. In addition to the upgrade costs, in November 2012 the Company prepaid $92.4 million of the Voyageur Spirit purchase price. Teekay entered into an agreement to sell the Voyageur Spirit to Teekay Offshore for $540 million. Conditions to the closing of this transaction include, among others, Teekay Offshore obtaining financing and that Teekay has acquired the Voyageur Spirit and related assets pursuant to the terms of the acquisition agreement with Sevan.

In September 2012, the Voyageur Spirit completed its upgrade at the Nymo shipyard in Norway and arrived at the Huntington Field in the U.K. sector of the North Sea in October 2012. First oil occurred in April 2013 after the remaining upgrades were completed, at which time the Voyageur Spirit commenced its 5-year charter with E.ON Ruhrgas UK E&P Limited (or E.ON) and the FPSO unit is expected to be acquired by Teekay Offshore in the second quarter of 2013.

In November 2012, Teekay Offshore agreed to acquire a 2010-built HiLoad Dynamic Positioning (DP) unit from Remora AS (or Remora), a Norway-based offshore marine technology company, for a total purchase price of approximately $55 million including modification costs. The HiLoad DP unit is a self-propelled dynamic positioning system that attaches to and keeps conventional tankers in position when loading from offshore installations. The transaction is subject to finalizing a ten-year time-charter contract with Petroleo Brasileiro SA (or Petrobras) in Brazil. The acquisition of the HiLoad DP unit is expected to be completed in the second quarter of 2013 and the unit is expected to commence operating at its full time-charter rate in early 2014 once modifications, delivery of the DP unit to Brazil, and operational testing have been completed. As part of the transaction, Teekay has also agreed to invest approximately $4.4 million to acquire a 49.9% ownership interest in a recapitalized Remora. In addition, Teekay Offshore will enter into an agreement with Remora which will provide Teekay Offshore with the right of first refusal to acquire future HiLoad projects developed by Remora.

d)	Legal Proceedings and Claims

The Company may, from time to time, be involved in legal proceedings and claims that arise in the ordinary course of business. The Company believes that any adverse outcome of existing claims, individually or in the aggregate, would not have a material effect on its financial position, results of operations or cash flows, when taking into account its insurance coverage and indemnifications from charterers.

On November 13, 2006, Teekay Offshore’s shuttle tanker the Navion Hispania collided with the Njord Bravo, an FSO unit, while preparing to load an oil cargo from the Njord Bravo. The Njord Bravo services the Njord field, which is operated by Statoil Petroleum AS (or Statoil) and is located off the Norwegian coast. At the time of the incident, Statoil was chartering the Navion Hispania from the Company. The Navion Hispania and the Njord Bravo both incurred damages as a result of the collision. In November 2007, Navion Offshore Loading AS (or NOL), the Company’s subsidiary, and two other subsidiaries of the Company, were named as co-defendants in a legal action filed by Norwegian Hull Club (the hull and machinery insurers of the Njord Bravo) and various licensees in the Njord field. The Plaintiffs sought damages for vessel repairs, expenses for a replacement vessel and other amounts related to production stoppage on the field, totaling NOK 213,000,000 (approximately $38.3 million). The matter was heard before the Stavanger District Court in December 2011. The Stavanger District Court found that NOL is liable for damages except for damages related to certain indirect or consequential losses. The court also found that Statoil ASA is liable to NOL for the same amount of damages. The parties have appealed the decision. As a result of the judgment, as at December 31, 2011 and December 31, 2012, the Company recognized a liability of NOK 76,000,000 (approximately $13.9 million, which is a reduced amount in accordance with the court’s decision to exclude a large part of the indirect or consequential losses) to the Plaintiffs and a corresponding receivable from Statoil recorded in other liabilities and other assets, respectively. The Company believes the likelihood of any losses relating to the claim is remote. The Company believes that the charter contract relating to the Navion Hispania requires that Statoil be responsible and indemnify the Company for all losses relating to the damage to the Njord Bravo. The Company also maintains protection and indemnity insurance for damages to the Navion Hispania and insurance for collision-related costs and claims. The Company believes that these insurance policies will cover the costs related to this incident, including any costs not indemnified by Statoil, subject to standard deductibles. Teekay has agreed to indemnify Teekay Offshore for any losses it may incur in connection with this incident.

Teekay Nakilat Corporation (or Teekay Nakilat), a subsidiary of Teekay LNG, is the lessee under 30-year capital lease arrangements with a third party for the RasGas II LNG Carriers (or RasGas II Leases). The UK taxing authority (or HMRC) has been urging our lessor, as well as other lessors under capital lease arrangements that have tax benefits similar to the ones provided by the RasGas II Leases, to terminate such finance lease arrangements, and has in other circumstances challenged the use of similar structures. As a result, the lessor has requested that Teekay Nakilat enter into negotiations to terminate the RasGas II Leases. Teekay Nakilat has declined this request as it does not believe that HRMC would be able to successfully challenge the availability of the tax benefits of these leases to the lessor. This assessment is partially based on a January 2012 court decision regarding a similar financial lease of an LNG carrier that ruled in favor of the taxpayer. However, the HMRC is appealing that decision and the appeal is expected to be heard in May 2013. If the HMRC were able to successfully challenge the RasGas II Leases, Teekay Nakilat could be subject to significant costs associated with the termination of the lease or increased lease payments to compensate the lessor for the lost tax benefits. Teekay LNG estimates its 70% share of the potential exposure to be approximately $29 million, exclusive of potential financing and interest rate swap termination costs. The Teekay Nakilat Joint Venture has received notification from the lessor of the three vessels of a credit rating downgrade to the bank that was providing the letter of credit (or LC Bank) to Teekay Nakilat Joint Venture’s tax lease. As a result, the lessor has claimed an increase to the lease rentals over the remaining term of the RasGas II Leases and instructed that an estimated $12 million additional amount of cash be placed on deposit by the Teekay Nakilat Joint Venture. The Teekay Nakilat Joint Venture has engaged external legal counsel to validate these claims. Teekay LNG’s 70% share of the present value of the lease rental increase claim is approximately $10 million, however the final amount is dependent on external legal counsel’s review. The Teekay Nakilat Joint Venture is also looking at other alternatives to mitigate the impact of the downgrade to the LC Bank’s credit rating.

On December 7, 2011, the Petrojarl Banff FPSO unit (or Banff), which operates on the Banff field in the U.K. sector of the North Sea, suffered a severe storm event and sustained damage to its moorings, turret and subsea equipment, which necessitated the shutdown of production on the unit. Due to the damage, the Company declared force majeure under the customer contract on December 8, 2011 and the Banff FPSO unit commenced a period of off-hire which is currently expected to continue until the fourth quarter of 2013 while repairs are assessed and completed. The Company does not have off-hire insurance covering the Banff FPSO. After the repairs and upgrades are completed, the Banff FPSO unit is expected to resume production on the Banff field, where it is expected to remain under contract until the end of 2018.

The Company expects that repair costs to the Banff FPSO unit and equipment and costs associated with the emergency response to prevent loss or further damage during the December 7, 2011 storm event will be primarily reimbursed through our insurance coverage subject to a $750,000 deductible and the other terms and conditions of the applicable policies. In addition, the Company will also incur certain capital upgrade costs for the Banff FPSO unit and the Apollo Spirit related to upgrades to the mooring system required by the relevant regulatory authorities due in part to new metocean and environmental data and other safety considerations. The Apollo Spirit was operating on the Banff field as a storage tanker and is expected to return to the Banff field at the same time as the Banff FPSO. The total of these capital upgrade costs is expected to amount to approximately $90 million. The recovery of the capital upgrade costs from the charterer is subject to commercial negotiations or, failing agreement, the responsibility for these costs will be determined by an expedited arbitration procedure already agreed to by the parties. Any capital upgrade costs not recovered from the charterer will be capitalized to the vessel cost.

e)	Redeemable Non-Controlling Interest

During 2010, an unrelated party contributed a shuttle tanker with a value of $35.0 million to a subsidiary of Teekay Offshore for a 33% equity interest in the subsidiary. The non-controlling interest owner of Teekay Offshore’s 67% owned subsidiary holds a put option which, if exercised, would obligate Teekay Offshore to purchase the non-controlling interest owner’s 33% share in the entity for cash in accordance with a defined formula. The redeemable non-controlling interest is subject to remeasurement if the formulaic redemption amount exceeds the carrying value. No remeasurement was required as at December 31, 2012.

f)	Other

The Company enters into indemnification agreements with certain officers and directors. In addition, the Company enters into other indemnification agreements in the ordinary course of business. The maximum potential amount of future payments required under these indemnification agreements is unlimited. However, the Company maintains what it believes is appropriate liability insurance that reduces its exposure and enables the Company to recover future amounts paid up to the maximum amount of the insurance coverage, less any deductible amounts pursuant to the terms of the respective policies, the amounts of which are not considered material.